CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	$ 294	$ 258
Cash equivalents	150	83
Restricted cash	96	33
Total cash and cash equivalents	$ 540	$ 374	$ 786	$ 199